Restatement of Previously Issued Financial Statements - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Sep. 21, 2012
Current assets
Cash and cash equivalents	$ 68.7	$ 86.1	$ 80.0	$ 87.4	$ 150.9	[1]	$ 116.2		$ 84.1
Restricted cash	5.2	4.0	6.1	4.2	6.5	[1]	11.0
Accounts receivables, net	76.0	113.8	145.3	130.2	99.3	[1]	235.1
Amount due from related party	11.2	10.2	8.2	3.6	4.7	[1]	34.8
Deferred tax assets							0.0
Other current assets	15.1	16.3	18.4	18.1	25.1	[1]	22.0
Total current assets	176.2	230.4	258.0	243.5	286.5	[1]	419.1
Non-current assets
Deferred tax assets	0.0	9.6	7.4	9.2	7.5	[1]	31.8
Non-current assets held for sale	128.4	128.4	128.4	128.4	128.4	[1]
Newbuilding							172.6
Drilling units	2,528.8	2,582.5	2,635.6	2,683.7	2,738.0	[1]	2,923.5
Other non-current assets	85.0	87.4	89.7	92.2	94.7	[1]	104.0
Total non-current assets	2,742.2	2,807.9	2,861.1	2,913.5	2,968.6	[1]	3,231.9
Total assets	2,918.4	3,038.3	3,119.1	3,157.0	3,255.1	[1]	3,651.0
Current liabilities
Current portion of long-term debt	1,078.5	1,118.3	1,159.5	210.4	210.4	[1]	210.2
Amount due to related party	36.6	24.9	26.7	10.3	39.8	[1]	17.0
Trade accounts payable	3.2	5.4	10.8	11.4	12.3	[1]	6.5
Tax payable	16.8	37.7	25.4	30.1	20.3	[1]	11.8
Other current liabilities	125.8	104.7	139.1	138.7	173.5	[1]	251.3
Total current liabilities	1,260.9	1,291.0	1,361.5	400.9	456.3	[1]	496.8
Non-current liabilities
Long-term interest bearing debt	880.5	903.3	905.5	1,910.2	1,903.5	[1]	2,188.2
Long term debt to related party	321.2	321.4	319.8	291.0	321.0	[1]	308.4
Deferred taxes	48.4	56.9	47.7	52.3	57.7	[1]	54.2
Pension liabilities	3.2	18.0	25.5	23.1	37.4	[1]	82.9
Other non-current liabilities	18.2	14.7	17.9	19.6	22.2	[1]	42.4
Total non-current liabilities	1,271.5	1,314.3	1,316.4	2,296.2	2,341.8	[1]	2,676.1
Shareholders’ equity
Common shares of par value US$0.10 per share: 24,114,232 shares outstanding at December 31, 2016 (December 31, 2015, 24,114,232 shares outstanding)	2.4	2.4	2.4	2.4	2.4	[1]	1,205.7
Additional paid in capital	49.9	49.2	49.2	49.2	49.2	[1]	48.6
Contributed surplus	2,037.6	2,037.6	2,037.6	2,037.6	2,037.6	[1]	834.3			$ 834.3
Contributed deficit	(1,188.4)	(1,188.4)	(1,188.4)	(1,188.4)	(1,188.4)	[1]	(1,188.4)
Accumulated other comprehensive loss	(2.1)	(12.1)	(17.1)	(18.4)	(23.7)	[1]	(58.6)
Accumulated deficit	(513.4)	(455.8)	(442.7)	(451.2)	(446.6)	[1]	(373.6)
Total shareholders’ equity	386.0	432.9	441.0	431.2	430.5	[1]	468.0
Non controlling interest	0.0	0.1	0.2	28.7	26.5	[1]	10.1
Total equity	386.0	433.0	441.2	459.9	457.0	[1]	478.1	[1]	857.5
Total liabilities and shareholders’ equity	$ 2,918.4	3,038.3	3,119.1	3,157.0	3,255.1	[1]	3,651.0
As previously reported on Form 20-F
Current assets
Cash and cash equivalents		86.1	80.0	87.4	150.9		116.2		84.1
Restricted cash		4.0	6.1	4.2	6.5		11.0
Accounts receivables, net		113.8	145.3	130.2	99.3		235.1
Amount due from related party		10.2	8.2	3.6	4.7		34.8
Deferred tax assets							0.0
Other current assets		16.3	18.4	18.1	25.1		22.0
Total current assets		230.4	258.0	243.5	286.5		419.1
Non-current assets
Deferred tax assets		9.6	7.4	9.2	7.5		31.8
Non-current assets held for sale		128.4	128.4	128.4	128.4
Newbuilding							172.6
Drilling units		2,582.5	2,635.6	2,683.7	2,738.0		2,923.5
Other non-current assets		87.4	89.7	92.2	94.7		104.0
Total non-current assets		2,807.9	2,861.1	2,913.5	2,968.6		3,231.9
Total assets		3,038.3	3,119.1	3,157.0	3,255.1		3,651.0
Current liabilities
Current portion of long-term debt		1,118.3	1,159.5	210.4	210.4		210.2
Amount due to related party		24.9	26.7	10.3	39.8		17.0
Trade accounts payable		5.4	10.8	11.4	12.3		6.5
Tax payable		37.7	25.4	30.1	20.3		11.8
Other current liabilities		146.3	177.7	182.0	211.8		267.8
Total current liabilities		1,332.6	1,400.1	444.2	494.6		513.3
Non-current liabilities
Long-term interest bearing debt		903.3	905.5	1,910.2	1,903.5		2,188.2
Long term debt to related party		321.4	319.8	291.0	321.0		308.4
Deferred taxes		56.9	47.7	52.3	57.7		54.2
Pension liabilities		18.0	25.5	23.1	37.4		82.9
Other non-current liabilities		14.7	17.9	19.6	22.2		42.4
Total non-current liabilities		1,314.3	1,316.4	2,296.2	2,341.8		2,676.1
Shareholders’ equity
Common shares of par value US$0.10 per share: 24,114,232 shares outstanding at December 31, 2016 (December 31, 2015, 24,114,232 shares outstanding)		2.4	2.4	2.4	2.4		1,205.7
Additional paid in capital		49.2	49.2	49.2	49.2		48.6
Contributed surplus		2,037.6	2,037.6	2,037.6	2,037.6		834.3
Contributed deficit		(1,188.4)	(1,188.4)	(1,188.4)	(1,188.4)		(1,188.4)
Accumulated other comprehensive loss		(12.1)	(17.1)	(18.4)	(23.7)		(58.6)
Accumulated deficit		(497.4)	(481.3)	(494.5)	(484.9)		(390.1)
Total shareholders’ equity		391.3	402.4	387.9	392.2		451.5
Non controlling interest		0.1	0.2	28.7	26.5		10.1
Total equity		391.4	402.6	416.6	418.7		461.6
Total liabilities and shareholders’ equity		3,038.3	3,119.1	3,157.0	3,255.1		3,651.0
Derivative valuation adjustment
Current assets
Cash and cash equivalents		0.0	0.0	0.0	0.0		0.0		$ 0.0
Restricted cash		0.0	0.0	0.0	0.0		0.0
Accounts receivables, net		0.0	0.0	0.0	0.0		0.0
Amount due from related party		0.0	0.0	0.0	0.0		0.0
Deferred tax assets							0.0
Other current assets		0.0	0.0	0.0	0.0		0.0
Total current assets		0.0	0.0	0.0	0.0		0.0
Non-current assets
Deferred tax assets		0.0	0.0	0.0	0.0		0.0
Non-current assets held for sale		0.0	0.0	0.0	0.0
Newbuilding							0.0
Drilling units		0.0	0.0	0.0	0.0		0.0
Other non-current assets		0.0	0.0	0.0	0.0		0.0
Total non-current assets		0.0	0.0	0.0	0.0		0.0
Total assets		0.0	0.0	0.0	0.0		0.0
Current liabilities
Current portion of long-term debt		0.0	0.0	0.0	0.0		0.0
Amount due to related party		0.0	0.0	0.0	0.0		0.0
Trade accounts payable		0.0	0.0	0.0	0.0		0.0
Tax payable		0.0	0.0	0.0	0.0		0.0
Other current liabilities		(41.6)	(38.6)	(43.3)	(38.3)		(16.5)
Total current liabilities		(41.6)	(38.6)	(43.3)	(38.3)		(16.5)
Non-current liabilities
Long-term interest bearing debt		0.0	0.0	0.0	0.0		0.0
Long term debt to related party		0.0	0.0	0.0	0.0		0.0
Deferred taxes		0.0	0.0	0.0	0.0		0.0
Pension liabilities		0.0	0.0	0.0	0.0		0.0
Other non-current liabilities		0.0	0.0	0.0	0.0		0.0
Total non-current liabilities		0.0	0.0	0.0	0.0		0.0
Shareholders’ equity
Common shares of par value US$0.10 per share: 24,114,232 shares outstanding at December 31, 2016 (December 31, 2015, 24,114,232 shares outstanding)		0.0	0.0	0.0	0.0		0.0
Additional paid in capital		0.0	0.0	0.0	0.0		0.0
Contributed surplus		0.0	0.0	0.0	0.0		0.0
Contributed deficit		0.0	0.0	0.0	0.0		0.0
Accumulated other comprehensive loss		0.0	0.0	0.0	0.0		0.0
Accumulated deficit		41.6	38.6	43.3	38.3		16.5
Total shareholders’ equity		41.6	38.6	43.3	38.3		16.5
Non controlling interest		0.0	0.0	0.0	0.0		0.0
Total equity		41.6	38.6	43.3	38.3		16.5
Total liabilities and shareholders’ equity		$ 0.0	$ 0.0	$ 0.0	$ 0.0		$ 0.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".